Medium-term notes	12 Months Ended
Dec. 31, 2011
Medium-term notes
Medium-term notes

(13)              Medium-term notes

Tianwei Yingli has registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”) on October 13, 2010.  The Registered Issue allows Tianwei Yingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and will mature on October 13, 2015. Tianwei Yingli has an option to call the notes at the end of the third year from issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bears a fixed annual interest rate of 4.3% per annum in the first three years, which will increase to 5.7% per annum in the remaining two years if Tianwei Yingli chooses not to call the notes on October 13, 2013.

Management believes that the Company will not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On May 10, 2011, the second tranche of the medium-term notes with a principle amount of RMB 1,400,000 (US$222,438), or the Second Tranche Issue, was issued and will mature on May 12, 2016. The Second Tranche Issue bears a fixed annual interest rate of 6.15%.